Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation

Note 15. Stock‑Based Compensation

Equity Incentive Plans

In 2012, we adopted the 2012 Plan pursuant to which our Board of Directors (or committee as designated by the Board of Directors) may grant options to purchase shares of our stock, restricted stock and certain other equity awards to directors, officers and key employees. We only granted stock options that can be settled in shares of our common stock under the 2012 Plan. The 2012 Plan had a total of 7,243,330 shares authorized for issuance. Upon completion of the IPO in May 2016, issuances under the 2012 Plan were suspended. At that time we adopted the 2016 Plan (collectively with the 2012 Plan, the “Equity Plans”), pursuant to which our Board of Directors (or a committee or sub-committee designated by the Board of Directors) may grant options to purchase shares of our stock, restricted stock and certain other equity awards to directors, officers and key employees. The 2016 Plan was established with the authorization for grants of up to 5,490,000 shares of authorized but unissued shares of common stock.

No stock options were granted under the 2012 Plan after December 31, 2015. Awards granted under the 2012 Plan will remain outstanding until the earlier of exercise, forfeiture, cancellation or expiration. To the extent outstanding options under the 2012 Plan are forfeited, cancelled or terminated, the common stock subject to such options will be available for future issuance under the 2016 Plan. As of December 31, 2016, there are no shares available for future issuance under the 2012 Plan as it was discontinued upon adoption of the 2016 Plan. As of December 31, 2016 the total number of shares available for future issuance under the 2016 Plan is 5,277,451.

Stock Options

Under the terms of the 2016 Plan, we may issue options to purchase shares of our common stock at a price equal to 100% of the market price on the date of grant. Issuances under the 2012 Plan, prior to its suspension, were under terms similar to issuances under the 2016 Plan. Stock options granted are subject to either time of service (service-based awards) or performance (performance-based awards) criteria. Service-based awards typically vest ratably over a five year service period from the date of grant under the 2012 Plan and typically vest ratably over a four year service period from the date of grant under the 2016 Plan. In the event of a change in control, any outstanding, unvested service-based awards will vest immediately. Performance-based awards vest in accordance with the specific performance criteria espoused in the executed award agreements. The term of any stock option shall not exceed ten years from the date of grant. However, an incentive stock option granted to an employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of our stock may not have a term exceeding five years from the date of grant.

The following is a summary of stock option activity under the Equity Plans:

	Year Ended December 31,
	2016		2015
		Weighted		Weighted
		average		average
		exercise		exercise
	Shares	price	Shares	price
Outstanding at beginning of period	6,441,527	$9.59	5,024,234	$7.98
Granted	273,759	19.59	1,997,964	13.76
Exercised	(574,991)	7.41	(25,620)	6.26
Forfeited	(127,233)	12.92	(555,051)	10.16
Expired	(15,690)	13.60	—	—
Outstanding at end of period	5,997,372	$10.18	6,441,527	$9.59

					Average
		Weighted		Weighted	Remaining
	Service-	average	Performance-	average	Contractual	Aggregate
	based	exercise	based	exercise	Term	Intrinsic
	Shares	price	Shares	price	(in years)	Value
Stock options outstanding as of December 31, 2016	3,609,485	$10.77	2,387,887	$9.28	7.30	$145,270
Stock options vested and exercisable as of December 31, 2016	1,878,538	$9.04	2,387,887	$9.28	7.00	$107,617

The criteria associated with 2,746,592 of our outstanding performance-based stock options as defined in the terms of the award agreements, was satisfied as of September 30, 2016 and therefore these stock options all became vested and exercisable.

Aggregate intrinsic value represents the difference between our estimated fair value of common stock and the exercise price of outstanding in the money options. The fair value per share of common stock was $34.40 as of December 31, 2016 based upon the closing price of our common stock on the NYSE. The total intrinsic value of options exercised was $15,521 for the year ended December 31, 2016 and was insignificant for the year ended December 31, 2015. The total fair value of stock options vested was $22,453,  $2,450 and $2,000 during the years ended December 31, 2016, 2015 and 2014, respectively.

Restricted Stock Units

RSUs provide participants the right to receive a payment based on the value of a share of common stock. RSUs may be subject to vesting requirements, restrictions and conditions to payment. Such requirements may be based on the continued service for a specified time period or on the attainment of specified performance goals as specified in the award agreements. RSUs are payable in cash or in shares or a combination of both. Under the terms of the Equity Plans, RSUs have a grant date fair value equal to the closing price of our stock on the grant date. The units typically vest ratably over a four year service period. We began issuing RSUs upon adoption of the 2016 Plan; no RSUs were issued under the 2012 Plan.

The following is a summary of RSU activity under the 2016 Plan:

	Year Ended December 31,
	2016
		Weighted
		average
		grant date
	Shares	fair value
Nonvested at beginning of period	—	$—
Granted	67,295	25.88
Vested	—	—
Forfeited	—	—
Nonvested at end of period	67,295	$25.88

Stock Compensation Expense

The fair value of each stock option award is estimated on the date of grant using a Black-Scholes-Merton option pricing model. The expected term of the option represents the period the stock-based awards are expected to be outstanding. We use the simplified method under the provisions of ASC 718, Compensation – Stock Compensation, for estimating the expected term of the options. Since our shares were not publicly traded until May 2016 and were rarely traded privately, at the time of each grant, there was insufficient volatility data available. Accordingly, we calculate expected volatility using comparable peer companies with publicly traded shares over a term similar to the expected term of the options issued. We do not intend to pay dividends on our common shares, therefore, the dividend yield percentage is zero. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

We used the following weighted average assumptions to estimate the fair value of stock options granted for the periods presented as follows:

	Year Ended December 31,
	2016	2015	2014
Expected term (years)	6.25	6.25	6.25
Expected volatility	50.00%	50.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average risk-free interest rate	1.36%	1.70%	1.80%
Weighted average grant date fair value	$9.53	$7.77	$5.70

We recorded total stock-based compensation expense of $22,954,  $3,399 and $2,492 for the years ended December 31, 2016, 2015 and 2014, respectively. Stock-based compensation expense during the year ended December 31, 2016 includes $15,898 related to the vesting of all outstanding performance-based stock options. Stock-based compensation expense during the year ended December 31, 2016 also includes $2,257 related to the accelerated vesting of certain stock options as the result of our IPO. We had not previously adjusted stock-based compensation expense for estimated forfeitures as there has been insignificant forfeiture activity to date. Based on the adoption of ASU 2016-09, we will account for forfeitures as they occur. As of December 31, 2016, we had total unrecognized compensation cost related to 1,784,212 unvested service-based stock options and RSUs under the Equity Plans of $13,319 which we expect to recognize over the next 3.1 years.